DIVESTITURES (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended								3 Months Ended	4 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended		0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2013 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond	Dec. 31, 2013 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond Minimum	Dec. 31, 2013 UTStarcom Hong Kong Holdings Ltd. UTStarcom Hong Kong Ltd. Convertible Bond Maximum	Sep. 30, 2010 China PDSN Assets	Dec. 31, 2012 China PDSN Assets	Dec. 31, 2011 China PDSN Assets	Dec. 31, 2011 China PDSN Assets Minimum	Sep. 17, 2012 EMEA Operations	Dec. 31, 2010 EMEA Operations	Jun. 30, 2010 IP Messaging and US PDSN Assets	Jun. 30, 2010 IP Messaging and US PDSN Assets Maximum	Mar. 31, 2013 IP Messaging and US PDSN Assets Contingent consideration	Jun. 30, 2012 IP Messaging and US PDSN Assets Contingent consideration	Dec. 31, 2011 IP Messaging and US PDSN Assets Contingent consideration	Mar. 31, 2011 IP Messaging and US PDSN Assets Contingent consideration	Dec. 31, 2010 IP Messaging and US PDSN Assets Contingent consideration	Sep. 30, 2010 IP Messaging and US PDSN Assets Contingent consideration	Mar. 31, 2010 Remote Access Server product line	Jan. 31, 2010 Remote Access Server product line	Jun. 30, 2013 IPTV operations	Dec. 31, 2012 IPTV operations	Dec. 31, 2013 IPTV operations	Dec. 31, 2012 IPTV operations	Dec. 31, 2011 IPTV operations	Aug. 31, 2012 IPTV operations	Dec. 31, 2012 IPTV operations UTStarcom Hong Kong Holdings Ltd.	Aug. 31, 2012 IPTV operations UTStarcom Hong Kong Holdings Ltd. Convertible Bond	Aug. 31, 2012 IPTV operations Current assets	Aug. 31, 2012 IPTV operations Property, plant and equipment and other long term assets	Mar. 22, 2013 NGN operations	Dec. 31, 2013 NGN operations	Mar. 22, 2013 DOCSIS-EOC product line	Sep. 30, 2013 DOCSIS-EOC product line	Jun. 30, 2013 DOCSIS-EOC product line
Divestitures
Gain (loss) recorded on divestiture	$ (1,307,000)	$ (16,239,000)	$ 4,546,000					$ 1,600,000	$ 800,000	$ 4,300,000			$ (900,000)			$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 900,000	$ 900,000	$ 1,800,000		$ 100,000			$ (17,500,000)			$ (17,500,000)				$ 3,200,000
Reassessment period											1 year
Amount of obligations paid	503,000	56,010,000										600,000	700,000
Disposal group, deferred gain on disposal									0
Amount of obligations remaining in accrual balance													1,000,000												600,000		600,000								800,000
Net liabilities transferred in connection with divestiture														1,700,000								300,000
Cash proceeds														400,000		100,000	100,000	200,000	200,000	900,000	900,000															1,800,000	1,800,000	1,800,000
Potential additional contingent consideration															1,600,000
Gain (loss) recorded on divestiture, after tax														2,100,000
Amount of consideration paid by the Company upon divestiture																							1,500,000						30,000,000
Assets transferred in connection with divestiture																																41,400,000	1,200,000
Liabilities transferred in connection with divestiture																													74,100,000
Loss related to severance liabilities for termination of employees or transfer of employees to the buyer																											13,400,000
Loss related to write-off of assets not transferred to the buyer																											3,800,000
Transaction costs																											1,700,000
Payment of unpaid balance related to divestiture	2,369,000																							500,000
Gain from the net liability release																											1,500,000
Impact on gross margin from the future revenue recognition of unassigned contracts																										0
Deferred service costs related to unassigned contracts	5,300,000	6,100,000	4,100,000																										22,700,000
Revenues recognized	164,439,000	186,728,000	320,576,000																						2,200,000	1,400,000	29,500,000	141,400,000
Liabilities and deferred costs related to un-assigned contracts																									47,300,000	29,300,000	47,300,000
Divestiture loss related to on-going performance cost for the assigned contracts																																		2,700,000
Divestiture loss related to severance cost																																		500,000
Amount invested																															20,000,000
Interest rate of debt securities (as a percent)				6.50%	6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date					$ 5,000,000
Percentage of outstanding shares to be issued on conversion if P&L run-rate break-even is achieved on or prior to the Maturity Date					8.00%
Percentage of outstanding shares to be issued on conversion at the Maturity Date						25.00%	33.00%